Finance income and finance expenses (Tables)	12 Months Ended
Dec. 31, 2023
Finance income and finance expenses
Schedule of Finance income and finance expenses

	2023	2022	2021
Interest income under the effective interest method on:
- Debt securities - at amortised cost	2,536	222	—
- Debt securities - at FVOCI	68	13	—
- Loans receivable	1,403	1,404	—
- Bank deposits	10	—
Total interest income arising from financial assets	4,017	1,639	—
Dividend income:
- Equity securities at FVTPL	1,231	231	—
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	—	17	—
Other income	—	(19)	79
Finance income - other	1,231	229	79
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	(115)	—	—
Interest expense	(61)	(116)	(91)
Bank charges	(347)	(585)	(320)
Transaction cost	—	(104)	—
Unwinding of discount on the put option liability	(129)	(366)	—
Net foreign exchange loss	(3,395)	(1,020)	(2,809)
Finance expenses	(4,047)	(2,191)	(3,220)
Net finance expense	1,201	(323)	(3,141)